                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02349

                      Morgan Stanley Income Securities Inc.
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: September 30, 2008

Date of reporting period: March 31, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:
In this report, you'll learn about how your investment in Morgan Stanley Income Securities Inc. performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT

For the six months ended March 31, 2008

MARKET CONDITIONS

The six-month period under review marked an unprecedented time for fixed income markets. Residential housing prices continued to decline, many large banks and financial firms began writing down mortgage-related losses, and liquidity and credit availability became even more restricted. At the same time, the economy began to slow with gross domestic product (GDP) growth measuring just 0.6 percent in the fourth quarter of 2007. Weaker economic data released in the first quarter of 2008 fueled fears of an impending recession, causing investors to continue to seek low-risk assets in the exceedingly volatile environment that persisted throughout the period.

Central banks in the U.S. and around the world added liquidity to the financial system in an attempt to ease the liquidity crisis and boost the economy. Not only did the Federal Open Market Committee (the "Fed") reduce the target federal funds rate from 4.75 percent to 2.25 percent by the end of the period, but in an unprecedented move, it granted primary brokerage firms access to its discount window and loosened its collateral requirements, extending loans of Treasury securities in exchange for lower quality, less liquid securities. Finally, in what was most decidedly the biggest headline event, the Fed arranged and supported JPMorgan Chase's purchase of Bear Stearns, which was viewed by many as necessary to avoid serious market repercussions had the firm failed.

The flight to quality during the reporting period pushed U.S. Treasury prices higher and yields lower, particularly on short-dated issues, causing the yield curve to steepen. As a result, Treasuries outperformed all other sectors of the fixed income market as rising risk premiums pushed credit spreads sharply wider. Within the corporate sector, financial credits suffered the most and overall, lower rated securities underperformed higher quality issues. Although the performance of all mortgage securities continued to decline, non-agency mortgages were the hardest hit during the period.

PERFORMANCE ANALYSIS

For the six-month period ended March 31, 2008, the net asset value (NAV) of Morgan Stanley Income Securities Inc. (ICB) decreased from $16.95 to $16.64 per share. Based on the NAV change plus reinvestment of dividends totaling $0.46635 per share, the Fund's total NAV return was 1.23 percent. ICB's value on the New York Stock Exchange (NYSE) moved from $15.33 to $14.81 per share during the same period. Based on this change plus reinvestment of dividends, the Fund's total market return was -0.44 percent. ICB's NYSE market price was at an 11 percent discount to its NAV. During the fiscal period, the Fund purchased and retired 122,737 shares of common stock at a weighted average market discount of 9.26 percent. Past performance is no guarantee of future results.

Monthly dividends for the second quarter of 2008, declared in April, were unchanged at $0.077725 per share. The dividend reflects the current level of the Fund's net investment income.

Throughout most of the period, we positioned the Fund for a steepening in the yield curve by underweighting longer dated issues and overweighting intermediate dated issues. This positioning was additive to performance as rates in the intermediate portion of the curve fell more than those on the long end of the curve.

We have maintained a lower exposure to corporate credit for some time now, which has benefited performance as credit spreads in the sector have widened considerably, putting downward pressure on prices. While we are looking for areas to take advantage of this spread widening and add to corporate positions, we remain cautious because we believe the corporate credit market remains vulnerable to potential credit downgrades and/or further weakening of the economy.

Conversely, positions in agency mortgage securities, commercial mortgage-backed securities and asset-backed securities detracted from relative performance. As a result of defaults in the subprime market, all residential and commercial mortgage-backed product spreads moved wider and market liquidity for these types of products was severely diminished. Additionally asset-backed securities, especially those backed by home equity lines of credit were negatively impacted. However, we note that the majority of the portfolio's holdings in these securities are backed by prime and near-prime borrowers with good credit scores and favorable loan-to-value ratios.

The Fund's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Directors have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.


--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION(@)
Corporate Bonds                    80.5%
Commercial Mortgage-Backed
  Securities                        8.7
Short-Term Investments              6.1
Asset-Backed Securities             3.7
Collateralized Mortgage
  Obligations                       0.5
Foreign Government Obligation       0.5




LONG-TERM CREDIT ANALYSIS
AAA                                16.9%
AA                                  6.6
A                                  21.7
BBB                                52.2
BB                                  2.2
B or Below                          0.4


@ Does not include open long/short futures contracts with an underlying face amount of $69,160,486 with net unrealized depreciation of $1,120,166. Also does not include open swap contracts with net unrealized appreciation of $5,387,584.

Data as of March 31, 2008. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.


FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM/MSIM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

IN ADDITION TO FILING A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC EACH FISCAL QUARTER, THE FUND MAKES PORTFOLIO HOLDINGS INFORMATION AVAILABLE BY PERIODICALLY PROVIDING THE INFORMATION ON ITS PUBLIC WEB SITE,
WWW.MORGANSTANLEY.COM/MSIM. THE FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS ON THE PUBLIC

WEB SITE ON A CALENDAR-QUARTER BASIS APPROXIMATELY 31 CALENDAR DAYS AFTER THE CLOSE OF THE CALENDAR QUARTER. THE FUND ALSO PROVIDES TOP 10 HOLDINGS INFORMATION ON THE PUBLIC WEB SITE APPROXIMATELY 15 BUSINESS DAYS FOLLOWING THE END OF EACH MONTH.

FOR MORE INFORMATION ABOUT WEB SITE POSTINGS, CALL 1-800-869-3863.


PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)


  PRINCIPAL
  AMOUNT IN                                                 COUPON     MATURITY
  THOUSANDS                                                  RATE        DATE         VALUE
----------------------------------------------------------------------------------------------
              Corporate Bonds (80.7%)

              Advertising/Marketing Services (0.1%)
 $      175   Interpublic Group of Companies, Inc.
                (The).................................   6.25 %        11/15/14   $    141,969
                                                                                  ------------
              Aerospace & Defense (0.3%)
        504   Systems 2001 Asset Trust - 144A* (Cayman
                Islands)..............................   6.664         09/15/13        503,972
                                                                                  ------------
              Air Freight/Couriers (1.4%)
      2,000   FedEx Corp. ............................   7.25          02/15/11      2,176,224
                                                                                  ------------
              Airlines (0.3%)
        369   America West Airlines, Inc. (Series 01-
                1)....................................   7.10          04/02/21        367,305
                                                                                  ------------
              Auto Parts: O.E.M. (0.3%)
        405   ArvinMeritor, Inc. .....................   8.75          03/01/12        372,600
                                                                                  ------------
              Beverages: Alcoholic (0.9%)
        210   Anheuser-Busch Companies, Inc. .........   5.50          01/15/18        217,433
      1,100   FBG Finance Ltd. - 144A* (Australia)....   5.125         06/15/15      1,091,431
                                                                                  ------------
                                                                                     1,308,864
                                                                                  ------------
              Biotechnology (1.1%)
        140   Amgen Inc. .............................   5.85          06/01/17        140,135
      1,540   Biogen Idec Inc. .......................   6.875         03/01/18      1,558,632
                                                                                  ------------
                                                                                     1,698,767
                                                                                  ------------
              Cable/Satellite TV (4.2%)
      1,355   Comcast Cable Communications, Inc. .....   6.75          01/30/11      1,409,644
      1,740   Comcast Cable Communications, Inc. .....   7.125         06/15/13      1,850,591
      2,310   Comcast Corp. ..........................   6.50          01/15/15      2,368,801
        125   DIRECTV Holdings/Financing..............   6.375         06/15/15        117,188
        695   EchoStar DBS Corp. .....................   6.375         10/01/11        668,938
         45   EchoStar DBS Corp. .....................   6.625         10/01/14         41,063
                                                                                  ------------
                                                                                     6,456,225
                                                                                  ------------
              Chemicals: Major Diversified (0.2%)
        235   Du Pont (E.I.) De Nemours & Co., Inc. ..   5.00          01/15/13        244,954
                                                                                  ------------
              Data Processing Services (0.5%)
        720   Fiserv, Inc. ...........................   6.80          11/20/17        745,363
                                                                                  ------------
              Department Stores (0.4%)
        610   May Department Stores Co. ..............   5.95          11/01/08        611,564
                                                                                  ------------
              Discount Stores (0.1%)
        145   Target Corp. ...........................   6.50          10/15/37        140,650
                                                                                  ------------


                        See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED) continued

  PRINCIPAL
  AMOUNT IN                                                 COUPON     MATURITY
  THOUSANDS                                                  RATE        DATE         VALUE
----------------------------------------------------------------------------------------------
              Drugstore Chains (1.0%)
 $       65   CVS Caremark Corp. .....................   5.75  %       06/01/17   $     66,128
        495   CVS Corp. ..............................   5.75          08/15/11        518,212
        948   CVS Pass-Through Trust - 144A*..........   6.036         12/10/28        905,379
                                                                                  ------------
                                                                                     1,489,719
                                                                                  ------------
              Electric Utilities (13.5%)
      3,085   Arizona Public Service Co. .............   5.80          06/30/14      3,028,606
      2,105   Carolina Power & Light Co. .............   5.125         09/15/13      2,210,111
        285   CenterPoint Energy Resources, Corp. ....   6.25          02/01/37        266,697
        305   CenterPoint Energy Resources, Corp.
                (Series B)............................   7.875         04/01/13        339,166
      1,705   Consumers Energy Co. ...................   4.00          05/15/10      1,708,338
        240   Consumers Energy Co. (Series H).........   4.80          02/17/09        241,617
      1,015   Detroit Edison Co. (The)................   6.125         10/01/10      1,075,844
        835   Duquesne Light Co. (Series O)...........   6.70          04/15/12        910,306
        400   Enel Finance International - 144A*
                (Luxemburg)...........................   5.70          01/15/13        414,448
        930   Entergy Gulf States, Inc. ..............   3.476+        12/01/09        910,594
        820   Entergy Gulf States, Inc. - 144A*.......   6.474+        12/08/08        822,257
      1,545   Exelon Corp. ...........................   6.75          05/01/11      1,631,395
        215   Indianapolis Power & Light Co. - 144A*..   6.30          07/01/13        234,527
        250   Nevada Power Co. .......................   8.25          06/01/11        271,161
      1,565   Ohio Edison Co. ........................   6.40          07/15/16      1,614,999
      1,310   Ohio Power Company (Series K)...........   6.00          06/01/16      1,317,843
        500   Pacific Gas & Electric Co. .............   5.625         11/30/17        514,597
        205   PacifiCorp..............................   6.25          10/15/37        207,826
        185   Public Service Electric & Gas Co.
                (Series B)............................   5.00          01/01/13        190,149
        570   Texas Eastern Transmission..............   7.00          07/15/32        609,219
        430   Union Electric Co. .....................   6.40          06/15/17        452,689
      1,800   Virginia Electric Power Co. ............   5.95          09/15/17      1,899,041
                                                                                  ------------
                                                                                    20,871,430
                                                                                  ------------
              Electrical Products (0.6%)
        920   Cooper Industries, Inc. ................   5.25          11/15/12        954,445
                                                                                  ------------
              Electronic Components (0.4%)
        635   Philips Electronics.....................   5.75          03/01/18        648,223
                                                                                  ------------
              Electronic Equipment/Instruments (0.7%)
      1,085   Xerox Corp. ............................   5.50          05/15/12      1,095,136
                                                                                  ------------
              Electronics/Appliances (0.5%)
        705   LG Electronics Inc. - 144A* (South
                Korea)................................   5.00          06/17/10        698,418
                                                                                  ------------
              Environmental Services (0.9%)
      1,370   Waste Management, Inc. .................   6.875         05/15/09      1,405,830
                                                                                  ------------


                        See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED) continued

  PRINCIPAL
  AMOUNT IN                                                 COUPON     MATURITY
  THOUSANDS                                                  RATE        DATE         VALUE
----------------------------------------------------------------------------------------------
              Finance/Rental/Leasing (1.8%)
 $      555   Capital One Financial Corp. ............   6.75  %       09/15/17   $    527,355
      1,315   Capmark Financial Group Inc. - 144A*....   5.875         05/10/12        833,834
        450   Capmark Financial Group Inc. - 144A*....   6.30          05/10/17        270,215
        840   CIT Group, Inc. ........................   5.65          02/13/17        652,435
        600   Countrywide Financial Corp. ............   6.25          05/15/16        487,555
                                                                                  ------------
                                                                                     2,771,394
                                                                                  ------------
              Financial Conglomerates (0.6%)
        510   Brookfield Asset Management Inc.
                (Canada)..............................   5.80          04/25/17        461,000
        170   Citigroup Inc. .........................   5.875         05/29/37        148,127
        285   Prudential Financial, Inc. (Series D)...   6.625         12/01/37        282,410
                                                                                  ------------
                                                                                       891,537
                                                                                  ------------
              Food Retail (0.9%)
        901   Delhaize America, Inc. .................   9.00          04/15/31      1,087,275
        280   Kroger Co. (The)........................   5.00          04/15/13        281,866
                                                                                  ------------
                                                                                     1,369,141
                                                                                  ------------
              Food: Major Diversified (2.2%)
        800   ConAgra Foods, Inc. ....................   7.00          10/01/28        812,666
        670   ConAgra Foods, Inc. ....................   8.25          09/15/30        772,036
        330   Kellogg Co. ............................   5.125         12/03/12        341,593
        800   Kraft Foods Inc. .......................   6.125         02/01/18        800,956
        645   Kraft Foods Inc. .......................   6.00          02/11/13        667,540
                                                                                  ------------
                                                                                     3,394,791
                                                                                  ------------
              Food: Meat/Fish/Dairy (0.3%)
        130   Pilgrim's Pride Corp. ..................   7.625         05/01/15        125,775
        345   Smithfield Foods, Inc. (Series B).......   8.00          10/15/09        351,900
                                                                                  ------------
                                                                                       477,675
                                                                                  ------------
              Gas Distributors (1.6%)
        285   DCP Midstream LLC - 144A*...............   6.75          09/15/37        279,349
        675   Equitable Resources Inc. ...............   6.50          04/01/18        679,676
        745   NiSource Finance Corp. .................   3.663+        11/23/09        723,478
        790   NiSource Finance Corp. .................   7.875         11/15/10        859,281
                                                                                  ------------
                                                                                     2,541,784
                                                                                  ------------
              Home Building (0.1%)
        240   Pulte Homes, Inc. ......................   6.375         05/15/33        188,400
                                                                                  ------------
              Home Improvement Chains (2.4%)
      2,390   Home Depot, Inc. (The)..................   5.40          03/01/16      2,250,006
      1,455   Home Depot, Inc. (The)..................   2.925+        12/16/09      1,388,090
                                                                                  ------------
                                                                                     3,638,096
                                                                                  ------------


                        See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED) continued

  PRINCIPAL
  AMOUNT IN                                                 COUPON     MATURITY
  THOUSANDS                                                  RATE        DATE         VALUE
----------------------------------------------------------------------------------------------
              Hospital/Nursing Management (0.1%)
 $      245   Tenet Healthcare Corp. .................   7.375 %       02/01/13   $    219,888
                                                                                  ------------
              Industrial Conglomerates (0.8%)
        865   General Electric Co. ...................   5.25          12/06/17        865,430
        360   Honeywell International Inc. ...........   5.30          03/01/18        369,615
                                                                                  ------------
                                                                                     1,235,045
                                                                                  ------------
              Insurance Brokers/Services (1.8%)
      1,170   Catlin Insurance Co., Ltd. - 144A*
                (Bermuda).............................   7.249+           ##           978,062
        450   Farmers Exchange Capital - 144A*........   7.05          07/15/28        414,250
      1,330   Farmers Insurance Exchange - 144A*......   8.625         05/01/24      1,407,048
                                                                                  ------------
                                                                                     2,799,360
                                                                                  ------------
              Integrated Oil (2.4%)
      1,565   Amerada Hess Corp. .....................   6.65          08/15/11      1,686,206
      1,125   Marathon Oil Corp. .....................   6.00          10/01/17      1,143,297
      1,030   Petro-Canada (Canada)...................   5.95          05/15/35        932,969
                                                                                  ------------
                                                                                     3,762,472
                                                                                  ------------
              Investment Banks/Brokers (2.1%)
        530   Bear Stearns Companies Inc. (The).......   6.40          10/02/17        524,241
        400   Goldman Sachs Group, Inc. (The).........   6.15          04/01/18        400,144
        390   Goldman Sachs Group, Inc. (The).........   6.75          10/01/37        363,937
        315   Lehman Brothers Holdings, Inc. .........   5.75          01/03/17        285,040
        485   Lehman Brothers Holdings, Inc. .........   6.50          07/19/17        461,363
        835   Lehman Brothers Holdings, Inc. .........   6.875         07/17/37        726,067
        555   Merrill Lynch & Co., Inc. ..............   5.70          05/02/17        528,131
                                                                                  ------------
                                                                                     3,288,923
                                                                                  ------------
              Major Banks (2.7%)
        535   Bank of America Corp. ..................   5.75          12/01/17        554,666
        445   Bank of New York Mellon Corp. (Series
                G)....................................   4.50          04/01/13        448,653
        245   Barclays Bank Plc - 144A* (United
                Kingdom)..............................   6.05          12/04/17        239,397
      1,805   Credit Suisse New York (CH).............   6.00          02/15/18      1,804,009
      1,115   Wachovia Capital Trust III..............   5.80+           #             794,930
        315   Wells Fargo Co. ........................   5.625         12/11/17        322,800
                                                                                  ------------
                                                                                     4,164,455
                                                                                  ------------
              Major Telecommunications (9.3%)
      1,465   AT&T Corp. .............................   8.00+         11/15/31      1,716,784
      1,245   France Telecom S.A. (France)............   8.50+         03/01/31      1,546,773
      1,525   SBC Communications, Inc. ...............   6.15+         09/15/34      1,469,479
      2,095   Sprint Capital Corp. ...................   8.75          03/15/32      1,774,232
      2,695   Sprint Nextel Corp. ....................   6.00          12/01/16      2,098,661
      1,690   Telecom Italia Capital SA (Luxembourg)..   4.95          09/30/14      1,540,080


                        See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED) continued

  PRINCIPAL
  AMOUNT IN                                                 COUPON     MATURITY
  THOUSANDS                                                  RATE        DATE         VALUE
----------------------------------------------------------------------------------------------
 $    1,405   Telecom Italia Capital SA (Luxembourg)..   4.00  %       01/15/10   $  1,378,867
      1,380   Telefonica Europe BV (Netherlands)......   8.25          09/15/30      1,616,066
        840   Verizon Communications..................   5.50          02/15/18        819,665
        405   Verizon New England Inc. ...............   6.50          09/15/11        423,458
                                                                                  ------------
                                                                                    14,384,065
                                                                                  ------------
              Managed Health Care (0.2%)
        320   Unitedhealth Group Inc. ................   6.00          02/15/18        314,021
                                                                                  ------------
              Media Conglomerates (4.1%)
      1,110   News America Inc - 144A*................   6.65          11/15/37      1,123,052
      2,005   Time Warner, Inc. ......................   3.30+         11/13/09      1,920,626
      2,090   Time Warner, Inc. ......................   5.875         11/15/16      1,990,784
      1,350   Viacom, Inc. ...........................   6.875         04/30/36      1,303,931
                                                                                  ------------
                                                                                     6,338,393
                                                                                  ------------
              Medical Specialties (0.8%)
      1,330   Hospira, Inc. ..........................   5.31+         03/30/10      1,294,138
                                                                                  ------------
              Motor Vehicles (1.2%)
        795   DaimlerChrysler North American Holdings
                Corp. ................................   7.30          01/15/12        849,514
        260   DaimlerChrysler North American Holdings
                Corp. ................................   8.00          06/15/10        278,522
        675   DaimlerChrysler North American Holdings
                Corp. ................................   8.50          01/18/31        773,694
                                                                                  ------------
                                                                                     1,901,730
                                                                                  ------------
              Multi-Line Insurance (1.0%)
      1,170   AIG SunAmerica Global Financing
                VI - 144A*............................   6.30          05/10/11      1,230,383
        750   Two-Rock Pass-Through - 144A*
                (Bermuda).............................   4.036           ##            300,000
                                                                                  ------------
                                                                                     1,530,383
                                                                                  ------------
              Oil & Gas Pipelines (4.4%)
        630   Colorado Interstate Gas Co. ............   6.80          11/15/15        652,684
      2,685   Enterprise Products Operating L.P.
                (Series B)............................   5.60          10/15/14      2,690,059
        415   Kinder Morgan Energy Partners, L.P. ....   5.85          09/15/12        425,994
      1,095   Kinder Morgan Finance Co. (Canada)......   5.70          01/05/16      1,042,988
      1,010   Plains All American Pipeline LP/PAA
                Finance Corp. ........................   6.70          05/15/36        977,074
        480   Trans-Canada Pipelines..................   6.20          10/15/37        464,357
        470   Transcontinental Gas Pipe Line Corp.
                (Series B)............................   8.875         07/15/12        536,975
                                                                                  ------------
                                                                                     6,790,131
                                                                                  ------------
              Oil & Gas Production (3.2%)
        920   Anadarko Finance Co. (Series B)
                (Canada)..............................   6.75          05/01/11        983,341
        385   Chesapeake Energy Corp. ................   7.625         07/15/13        396,550
      1,910   Devon Financing Corp. ..................   6.875         09/30/11      2,086,356


                        See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED) continued

  PRINCIPAL
  AMOUNT IN                                                 COUPON     MATURITY
  THOUSANDS                                                  RATE        DATE         VALUE
----------------------------------------------------------------------------------------------
 $    1,270   EnCana Corp. ...........................   6.50  %       02/01/38   $  1,265,204
        250   Husky Oil Ltd. (Canada).................   8.90          08/15/28        253,693
                                                                                  ------------
                                                                                     4,985,144
                                                                                  ------------
              Oil Refining/Marketing (0.3%)
        515   Valero Energy Corp. ....................   3.50          04/01/09        511,862
                                                                                  ------------
              Oilfield Services/Equipment (0.6%)
        850   Weatherford International Inc. .........   6.35          06/15/17        880,732
                                                                                  ------------
              Other Metals/Minerals (0.7%)
      1,030   Brascan Corp. (Canada)..................   7.125         06/15/12      1,029,182
                                                                                  ------------
              Pharmaceuticals: Major (0.2%)
        285   Wyeth...................................   5.45          04/01/17        290,784
         70   Wyeth...................................   5.50          02/15/16         71,490
                                                                                  ------------
                                                                                       362,274
                                                                                  ------------
              Property - Casualty Insurers (1.2%)
      1,400   Mantis Reef Ltd. - 144A* (Australia)....   4.692         11/14/08      1,410,585
        500   Platinum Underwriters Finance Inc.
                (Series B)............................   7.50          06/01/17        503,045
                                                                                  ------------
                                                                                     1,913,630
                                                                                  ------------
              Railroads (1.3%)
      1,105   Burlington Northern Santa Fe Corp. .....   6.125         03/15/09      1,126,587
        800   Union Pacific Corp. ....................   5.45          01/31/13        824,190
                                                                                  ------------
                                                                                     1,950,777
                                                                                  ------------
              Real Estate Development (0.5%)
        667   World Financial Properties - 144A*......   6.91          09/01/13        637,746
        149   World Financial Properties - 144A*......   6.95          09/01/13        144,749
                                                                                  ------------
                                                                                       782,495
                                                                                  ------------
              Real Estate Investment Trusts (0.8%)
      1,485   iStar Financial Inc. ...................   3.34          03/09/10      1,175,023
                                                                                  ------------
              Restaurants (0.5%)
        760   Tricon Global Restaurants, Inc. ........   8.875         04/15/11        838,132
                                                                                  ------------
              Savings Banks (2.3%)
      1,975   Sovereign Bancorp, Inc. ................   5.114+        03/23/10      1,892,011
      1,455   Washington Mutual Inc. .................   8.25          04/01/10      1,266,403
        300   Washington Mutual PFD IV - 144A*........   9.75+           #             229,825
        300   Washington Mutual Preferred Funding II..   6.665+          #             162,225
                                                                                  ------------
                                                                                     3,550,464
                                                                                  ------------
              Services to the Health Industry (0.7%)
      1,115   Medco Health Solutions..................   7.125         03/15/18      1,144,500
                                                                                  ------------


                        See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED) continued

  PRINCIPAL
  AMOUNT IN                                                 COUPON     MATURITY
  THOUSANDS                                                  RATE        DATE         VALUE
----------------------------------------------------------------------------------------------
              Tobacco (0.2%)
 $      345   Reynolds American Inc. .................   6.50  %       07/15/10   $    353,625
                                                                                  ------------
              Total Corporate Bonds (Cost $127,937,780)........................    124,705,320
                                                                                  ------------
              Commercial Mortgage-Backed Securities
              (8.7%)
        600   Banc of America Commercial Mortgage Inc.
                2007-2 A4.............................   5.688+        04/10/49        596,982
        875   Banc of America Commercial Mortgage Inc.
                2007-3 A4.............................   5.659+        06/10/49        865,621
        650   Bear Stearns Commercial Mortgage
                Securities Inc.
                2007-PW16 A4..........................   5.713+        06/11/40        647,074
        875   Citigroup Commercial Mortgage Trust
                2007-C6 A4............................   5.889+        06/10/17        870,152
      1,300   Commercial Mortgage Pass-Through
                Certificate 2007-C9 A4................   5.816+        12/10/49      1,302,208
        975   Greenwich Capital Commercial Funding
                Corp. 2007-GG9 A4.....................   5.444+        03/10/39        950,699
      1,225   GS Mortgage Securities Corporation II
                2007-GG10 A4..........................   5.799+        08/10/45      1,225,758
        425   JPMorgan Chase Commercial Mortgage
                Securities
                2007-CB18 A4..........................   5.44+         06/12/47        413,644
        700   JPMorgan Chase Commercial Mortgage
                Securities
                2007-CB19 A4..........................   5.747+        02/12/49        696,565
        950   JPMorgan Chase Commercial Mortgage
                Securities
                2007-LD11 A4..........................   6.007+        06/15/49        951,011
        650   LB Commercial Conduit Mortgage Trust
                2007-C3 A4............................   5.933+        07/15/44        657,087
        425   LB-UBS Commercial Mortgage Trust 2007-C2
                A3....................................   5.43+         02/15/40        413,494
        675   LB-UBS Commercial Mortgage Trust 2007-C6
                A4....................................   5.858+        07/15/40        674,547
      1,000   Wachovia Bank Commercial Mortgage Trust
                2007-C30 A5...........................   5.342+        12/15/43        966,116
      1,200   Wachovia Bank Commercial Mortgage Trust
                2007-C32 A3...........................   5.741+        06/15/49      1,191,542
      1,000   Wachovia Bank Commercial Mortgage Trust
                2007-C33 A4...........................   6.10+         02/15/51      1,009,916
                                                                                  ------------
              Total Commercial Mortgage-Backed Securities
               (Cost $13,308,585)..............................................     13,432,416
                                                                                  ------------
              Asset-Backed Securities (3.7%)
        550   Capital One Multi-Asset Execution Trust
                2007-A7 A7............................   5.75          07/15/20        525,250
        555   Citibank Credit Card Issuance Trust
                2007-A8 A8............................   5.65          09/20/19        541,970
        600   Discover Card Master Trust 2007-A1 A1...   5.65          03/16/20        578,929
      1,350   Ford Credit Auto Owner Trust 2007-A
                A3A...................................   5.40          08/15/11      1,388,002
      1,275   GS Auto Loan Trust 2007-1 A3............   5.39          12/15/11      1,296,000
        433   Harley-Davidson Motorcycle Trust 2004-2
                A2....................................   3.56          02/15/12        433,278
        950   TXU Electric Delivery Transition Bond
                Co. LLC 2004-1 A2.....................   4.81          11/17/14        973,423
          9   USAA Auto Owner Trust 2005-1 A3.........   3.90          07/15/09          9,242
                                                                                  ------------
              Total Asset-Backed Securities (Cost $5,716,137)..................      5,746,094
                                                                                  ------------
              Collateralized Mortgage Obligations
              (0.6%)
        471   American Home Mortgage Assets 2007-5
                A3....................................   2.899+        06/25/47        231,655
        472   Countrywide Alternative Loan Trust 2005-
                51 B1.................................   3.536+        11/20/35        151,053
        323   Countrywide Alternative Loan Trust 2005-
                81 M1.................................   3.299+        02/25/37        137,477
        200   Countrywide Alternative Loan Trust 2006-
                0A16 M4...............................   3.119+        10/25/46         20,000
        225   Harborview Mortgage Loan Trust 2006-8
                B4....................................   3.149+        08/21/36         45,000


                        See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED) continued

  PRINCIPAL
  AMOUNT IN                                                 COUPON     MATURITY
  THOUSANDS                                                  RATE        DATE         VALUE
----------------------------------------------------------------------------------------------
 $      400   Lehman XS Trust 2007-4N M4..............   3.599+     %  03/25/47   $    122,250
        199   Luminent Mortgage Trust 2006-5 B1.......   2.959+        07/25/36         85,987
        425   Master Adjustable Rate Mortgages Trust
                2007-3 1M1............................   3.449+        05/25/47         72,248
                                                                                  ------------
              Total Collateralized Mortgage Obligations (Cost $2,136,715)......        865,670
                                                                                  ------------
              Foreign Government Obligation (0.5%)
  MXN 7,735   Mexican Fixed Rate Bonds (Series M20)
                (Mexico) (Cost $777,562)..............   9.50          12/18/14        808,041
                                                                                  ------------
              Short-Term Investments (6.1%)

              U.S. Government Obligations (a) (1.1%)
      1,650   U.S. Treasury Bills** (Cost
                $1,649,401)...........................   0.45 - 3.15   04/10/08      1,649,401
                                                                                  ------------

  NUMBER OF
SHARES (000)
------------
              Investment Company (b) (5.0%)
      7,763   Morgan Stanley Institutional Liquidity Money Market Portfolio -
                Institutional Class++ (Cost $7,763,030)                              7,763,030
                                                                                  ------------
              Total Short-Term Investments (Cost $9,412,431)...................      9,412,431
                                                                                  ------------

              Total Investments (Cost $159,289,210) (c) (d).........      100.3%   154,969,972
              Liabilities in Excess of Other Assets.................      (0.3)       (411,710)
                                                                        -------   ------------

              Net Assets............................................      100.0%  $154,558,262
                                                                          =====   ============




----------

MXN  Mexican New Peso.
 *   Resale is restricted to qualified institutional investors.
 **  A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $328,720.
 #   Securities issued with perpetual maturity.
 ##  Foreign issued securities with perpetual maturity.
 +   Floating rate security, rate shown is the rate in effect at March 31,
     2008.
 ++  May include cash designated as collateral in connection with open swap contracts.
(a)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b)  See Note 3 to the financial statements regarding investments in Morgan
     Stanley Institutional Liquidity Money Market Portfolio - Institutional
     Class.
(c)  Securities have been designated as collateral in an amount equal to
     $75,854,174 in connection with open futures and swap contracts.
(d)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $1,810,407 and the aggregate gross unrealized depreciation is $6,129,645 resulting in net unrealized depreciation of
     $4,319,238.




                        See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED) continued

FUTURES CONTRACTS OPEN AT MARCH 31, 2008:


                                                                                UNREALIZED
NUMBER OF                      DESCRIPTION, DELIVERY       UNDERLYING FACE     APPRECIATION
CONTRACTS    LONG/SHORT           MONTH AND YEAR           AMOUNT AT VALUE    (DEPRECIATION)
--------------------------------------------------------------------------------------------
   125          Long        U.S. Treasury Notes 5 Year,
                                     June 2008               $ 14,279,298       $   135,977
    63          Long       U.S. Treasury Bonds 20 Year,
                                     June 2008                  8,078,188           (88,735)
    24          Long        U.S. Treasury Notes 2 Year,
                                     June 2008                  5,151,750            29,601
   348          Short      U.S. Treasury Notes 10 Year,
                                     June 2008                (41,651,250)       (1,197,009)
                                                                                -----------
             Net Unrealized Depreciation..................................      $(1,120,166)
                                                                                ===========





                        See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED) continued

CREDIT DEFAULT SWAP CONTRACTS OPEN AT MARCH 31, 2008:


                                                         NOTIONAL                                        UNREALIZED
          SWAP COUNTERPARTY &               BUY/SELL      AMOUNT     INTEREST        TERMINATION        APPRECIATION
          REFERENCE OBLIGATION             PROTECTION     (000'S)      RATE             DATE           (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Special Financing Inc.
                 ABX He                        Buy           430        0.18        July 25, 2045         $ (23,611)

      Credit Suisse International
                 ABX He                        Buy           430        0.18        July 25, 2045           (19,314)

      Goldman Sachs International
               Trane Inc.                      Buy           280        0.50       March 20, 2013             2,109

                 UBS AG
               Trane Inc.                      Buy           855        0.50       March 20, 2013             6,439

      Goldman Sachs International
               Trane Inc.                      Buy           115        0.60       March 20, 2018               857

                 UBS AG
               Trane Inc.                      Buy           895        0.60       March 20, 2018             6,670

      Credit Suisse International
        Arrow Electronics, Inc.                Buy           975        1.00       March 20, 2015             5,129

 Lehman Brothers Special Financing Inc.
        Arrow Electronics, Inc.                Buy           160        1.04       March 20, 2018             1,250

      Credit Suisse International
        Arrow Electronics, Inc.                Buy           235        1.11       March 20, 2013            (1,086)

 Lehman Brothers Special Financing Inc.
        Arrow Electronics, Inc.                Buy         1,020        1.40       March 20, 2013                 0

      Goldman Sachs International
       Avalonbay Communities Inc.              Buy         1,490        3.05       March 20, 2013           (11,449)

      Merrill Lynch International
             Carnival Corp.                    Buy           895        1.50       March 20, 2018            (7,528)

      Merrill Lynch International
             Carnival Corp.                    Buy           750        1.57       March 20, 2018           (10,261)

         Bank of America, N.A.
             Carnival Corp.                    Buy           905        1.57       March 20, 2018           (12,380)

      Goldman Sachs International
             Carnival Corp.                    Buy            70        1.60       March 20, 2018              (902)

      Merrill Lynch International
             Carnival Corp.                    Buy           495        1.60       March 20, 2018            (6,382)

         Bank of America, N.A.
            Centurytel, Inc.                   Buy           395        0.88     September 20, 2017          22,157


                        See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED) continued

                                                         NOTIONAL                                        UNREALIZED
          SWAP COUNTERPARTY &               BUY/SELL      AMOUNT     INTEREST        TERMINATION        APPRECIATION
          REFERENCE OBLIGATION             PROTECTION     (000'S)      RATE             DATE           (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------

 Lehman Brothers Special Financing Inc.
                CMBX NA                        Buy         4,080        0.10      October 12, 2052         (243,026)

 Lehman Brothers Special Financing Inc.
                CMBX NA                        Buy         4,105        0.10      October 12, 2052         (265,558)

 Lehman Brothers Special Financing Inc.
                CMBX NA                        Buy         5,100        0.10      October 12, 2052         (343,770)

      Goldman Sachs International
       Coca-Cola Enterprises Inc.              Buy         1,550       0.588       March 20, 2013            (3,142)

 Lehman Brothers Special Financing Inc.
       Coca-Cola Enterprises Inc.              Buy           695        0.64       March 20, 2013            (3,091)

        Citibank, N.A., New York
             Covidien Ltd.                     Buy           167        0.43       March 20, 2012                20

        Citibank, N.A., New York
             Covidien Ltd.                     Buy           323        0.43       March 20, 2012                38

      Goldman Sachs International
              Chubb Corp.                      Buy         1,640        0.10       March 20, 2012            29,714

      Goldman Sachs International
               Dell Inc.                       Buy           830        0.22       March 20, 2012            14,897

      Merrill Lynch International
           Disney (Walt) Co.                   Buy         1,435        0.60       March 20, 2013            (4,935)

      Merrill Lynch International
           Disney (Walt) Co.                   Buy         1,520        0.77       March 20, 2013                 0

      Goldman Sachs International
            Dow Jones Index                   Sell           825        0.60      December 20, 2012          (7,578)

      Goldman Sachs International
            Dow Jones Index                   Sell         2,430        0.60      December 20, 2012         (48,346)

      Goldman Sachs International
            Dow Jones Index                   Sell         1,525        1.40      December 20, 2012         (32,265)

      Goldman Sachs International
            Dow Jones Index                   Sell         1,570        1.40      December 20, 2012         (30,415)

      Goldman Sachs International
            Dow Jones Index                   Sell         1,600        1.40      December 20, 2012         (35,773)

      Merrill Lynch International
            Dow Jones Index                   Sell         2,775        1.40      December 20, 2012          77,207

      Goldman Sachs International
            Dow Jones Index                   Sell         3,430        1.40      December 20, 2012         (64,324)


                        See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED) continued

                                                         NOTIONAL                                        UNREALIZED
          SWAP COUNTERPARTY &               BUY/SELL      AMOUNT     INTEREST        TERMINATION        APPRECIATION
          REFERENCE OBLIGATION             PROTECTION     (000'S)      RATE             DATE           (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------

      Goldman Sachs International
            Dow Jones Index                   Sell         1,605        0.80      December 20, 2017          (6,711)

      JPMorgan Chase N.A. New York
              Eaton Corp.                      Buy           255        0.60       March 20, 2013             2,164

        Citibank, N.A., New York
              Eaton Corp.                      Buy           715        0.62       March 20, 2013             5,414

        Citibank, N.A., New York
              Eaton Corp.                      Buy           575        0.72       March 20, 2013             1,728

        Citibank, N.A., New York
              Eaton Corp.                      Buy           405        0.82       March 20, 2018             3,436

      Merrill Lynch International
              Eaton Corp.                      Buy           560        0.92       March 20, 2018               288

      Goldman Sachs International
              Eaton Corp.                      Buy           490        0.97       March 20, 2018            (1,699)

      Goldman Sachs International
    E.I. Du Pont De Nemours and Co.            Buy           250        0.43       March 20, 2013               505

                 UBS AG
            Eli Lilly & Co.                    Buy         1,265        0.30       March 20, 2013             7,885

      Goldman Sachs International
            Eli Lilly & Co.                    Buy           310        0.33       March 20, 2013             1,503

      Goldman Sachs International
           Firstenergy Corp.                   Buy         1,480        1.25       March 20, 2013            (8,174)

      Goldman Sachs International
               Gap, Inc.                       Buy         1,000        1.19       March 20, 2012           (12,224)

 Lehman Brothers Special Financing Inc.
             Goodrich Corp.                    Buy           515        0.45       March 20, 2018             6,348

 Lehman Brothers Special Financing Inc.
             Goodrich Corp.                    Buy           370        0.46       March 20, 2018             4,259

      Goldman Sachs International
             Goodrich Corp.                    Buy           445        0.47       March 20, 2018             4,760

         Bank of America, N.A.
             Goodrich Corp.                    Buy           640        0.70       March 20, 2013            (5,996)

         Bank of America, N.A.
             Goodrich Corp.                    Buy           440        0.82       March 20, 2018            (7,844)

      Goldman Sachs International
Hartford Financial Services Group, Inc.        Buy         1,700        0.12      December 20, 2011          74,373


                        See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED) continued

                                                         NOTIONAL                                        UNREALIZED
          SWAP COUNTERPARTY &               BUY/SELL      AMOUNT     INTEREST        TERMINATION        APPRECIATION
          REFERENCE OBLIGATION             PROTECTION     (000'S)      RATE             DATE           (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------

      Goldman Sachs International
     Lehman Brothers Holdings Inc.             Buy           775        4.40       March 20, 2013           (45,562)

      Goldman Sachs International
     Lehman Brothers Holdings Inc.             Buy           390        4.75       March 20, 2013           (28,542)

                 UBS AG
    Martin Marietta Materials, Inc.            Buy           715        1.73       March 20, 2018            15,596

                 UBS AG
    Martin Marietta Materials, Inc.            Buy           720        1.78       March 20, 2013             9,684

      Goldman Sachs International
       Merrill Lynch & Co., Inc.               Buy           295        3.25       March 20, 2013            (6,915)

         Bank of America, N.A.
       Merrill Lynch & Co., Inc.               Buy           495        3.25       March 20, 2013           (11,603)

 Lehman Brothers Special Financing Inc.
             Metlife, Inc.                     Buy           840        2.15       March 20, 2013           (23,859)

            Deutsche Bank AG
         MGIC Investment Corp.                 Buy           275        8.15       March 20, 2013           (18,920)

      Goldman Sachs International
             Motorola, Inc.                    Buy           540        0.15      December 20, 2011          50,143

      Goldman Sachs International
             Motorola, Inc.                    Buy         1,100       0.157      December 20, 2011         101,889

         Bank of America, N.A.
            Nordstrom, Inc.                    Buy           620        1.03       March 20, 2018            14,665

      Credit Suisse International
            Nordstrom, Inc.                    Buy         1,495        1.04       March 20, 2013            14,442

      Credit Suisse International
            Nordstrom, Inc.                    Buy           780        1.05       March 20, 2013             7,184

      JPMorgan Chase N.A. New York
            Nordstrom, Inc.                    Buy           485        1.07       March 20, 2018             9,975

      JPMorgan Chase N.A. New York
            Nordstrom, Inc.                    Buy           485        1.15       March 20, 2018             6,980

            Deutsche Bank AG
              Pactiv Corp.                     Buy           350        1.34       March 20, 2013               308

      Credit Suisse International
              Pactiv Corp.                     Buy         1,000        1.35       March 20, 2013               432

         Bank of America, N.A.
              Pactiv Corp.                     Buy         1,000       1.375       March 20, 2013              (688)


                        See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED) continued

                                                         NOTIONAL                                        UNREALIZED
          SWAP COUNTERPARTY &               BUY/SELL      AMOUNT     INTEREST        TERMINATION        APPRECIATION
          REFERENCE OBLIGATION             PROTECTION     (000'S)      RATE             DATE           (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------

      JPMorgan Chase N.A. New York
       Pepsi Bottling Group, Inc.              Buy           400        0.58       March 20, 2013            (1,204)

      JPMorgan Chase N.A. New York
       Pepsi Bottling Group, Inc.              Buy           530        0.63       March 20, 2013            (2,814)

        Citibank, N.A. New York
           Pitney Bowes Inc.                   Buy         1,010        0.48       March 20, 2013            10,079

      Credit Suisse International
            PMI Group, Inc.                    Buy           240        8.10       March 20, 2013           (10,351)

      Goldman Sachs International
                Prologis                       Buy           655        3.33       March 20, 2013             6,819

         Bank of America, N.A.
            Sealed Air Corp.                   Buy           315        1.08       March 20, 2018            11,607

      Goldman Sachs International
            Sealed Air Corp.                   Buy           550        1.08       March 20, 2018            20,267

         Bank of America, N.A.
            Sealed Air Corp.                   Buy           420        1.12       March 20, 2018            14,204

      Goldman Sachs International
            Sealed Air Corp.                   Buy           265        1.24       March 20, 2018             6,552

      Goldman Sachs International
          Simon Property Group                 Buy           965        2.32       March 20, 2018           (48,750)

      Goldman Sachs International
          Simon Property Group                 Buy         1,210        2.37       March 20, 2018           (65,621)

      JPMorgan Chase N.A. New York
               SLM Corp.                      Sell           435        4.95       March 20, 2013           (50,303)

      Merrill Lynch International
               SLM Corp.                      Sell           435        5.00       March 20, 2013           (49,584)

         Bank of America, N.A.
        Textron Financial Corp.                Buy           485        0.80       March 20, 2018            29,375

                 UBS AG
        Textron Financial Corp.                Buy           420        1.00       March 20, 2013            10,551

                 UBS AG
        Textron Financial Corp.                Buy           350        1.01       March 20, 2013             8,793

      Goldman Sachs International
        Textron Financial Corp.                Buy           845        1.05       March 20, 2013            19,221

                 UBS AG
        Textron Financial Corp.                Buy           830        1.06       March 20, 2013            (2,442)


                        See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED) continued

                                                         NOTIONAL                                        UNREALIZED
          SWAP COUNTERPARTY &               BUY/SELL      AMOUNT     INTEREST        TERMINATION        APPRECIATION
          REFERENCE OBLIGATION             PROTECTION     (000'S)      RATE             DATE           (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------

         Bank of America, N.A.
          Toll Brothers, Inc.                  Buy           385        2.25       March 20, 2018             3,720

         Bank of America, N.A.
          Toll Brothers, Inc.                  Buy           770        2.90       March 20, 2013             5,316

        Citibank, N.A., New York
         Tyco Electronics Ltd.                 Buy           167        0.43       March 20, 2012             5,089

        Citibank, N.A., New York
         Tyco Electronics Ltd.                 Buy           323        0.43       March 20, 2012             9,872

        Citibank, N.A., New York
        Tyco International Ltd.                Buy           167        0.43       March 20, 2012             4,990

        Citibank, N.A., New York
        Tyco International Ltd.                Buy           323        0.43       March 20, 2012             9,681

      Goldman Sachs International
          Union Pacific Corp.                  Buy           850        0.20      December 20, 2011           9,678

            Deutsche Bank AG
           Washington Mutual                   Buy           800        5.00       March 20, 2013            (4,682)

      Goldman Sachs International
           Washington Mutual                   Buy           785        6.48       March 20, 2013           (44,811)

         Bank of America, N.A.
           Yum! Brands, Inc.                   Buy            70        1.18       March 20, 2013              (445)

         Bank of America, N.A.
           Yum! Brands, Inc.                   Buy           690        1.25       March 20, 2013            (6,576)
                                                                                                          ---------

                                           Net Unrealized Depreciation.............................       $(945,194)
                                                                                                          =========





                        See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED) continued

INTEREST RATE SWAP CONTRACTS OPEN AT MARCH 31, 2008:


                                  NOTIONAL          PAYMENTS                 PAYMENTS                                 UNREALIZED
                                   AMOUNT           RECEIVED                   MADE               TERMINATION        APPRECIATION
         COUNTERPARTY              (000'S)           BY FUND                 BY FUND                  DATE          (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
  Deutsche Bank AG, New York       $24,375    Fixed Rate 5.389%       Floating Rate 3.092+%       May 25, 2017        $2,645,420
    Citibank N.A. New York           1,375    Fixed Rate 5.44         Floating Rate 3.085+        May 29, 2017           154,701
 JPMorgan Chase N.A. New York        4,075    Fixed Rate 5.448        Floating Rate 3.085+        May 29, 2017           461,005
    Citibank Capital Market         22,000    Fixed Rate 5.448        Floating Rate 3.096+       August 9, 2017        2,492,600
Bank of America, N.A. New York      10,445    Fixed Rate 5.55         Floating Rate 0.00+      February 22, 2018         205,140
Bank of America, N.A. New York      10,360    Fixed Rate 5.637        Floating Rate 0.00+        March 7, 2018           233,825
    Citibank N.A. New York           4,000    Fixed Rate 5.275        Floating Rate 3.331+      October 25, 2037         407,560
 JPMorgan Chase N.A. New York        1,300    Floating Rate 3.057+    Fixed Rate 4.582          December 4, 2017         (55,614)
 JPMorgan Chase N.A. New York        8,300    Floating Rate 2.598+    Fixed Rate 3.966           March 25, 2018           76,858
 JPMorgan Chase N.A. New York       12,700    Floating Rate 2.598+    Fixed Rate 3.966           March 25, 2018          117,602
Bank of America, N.A. New York      13,330    Floating Rate 0.00+     Fixed Rate 5.957         February 22, 2023        (187,953)
Bank of America, N.A. New York      13,315    Floating Rate 0.00+     Fixed Rate 6.04            March 7, 2023          (218,366)
                                                                                                                      ----------
                                  Net Unrealized Appreciation...................................................      $6,332,778
                                                                                                                      ==========




----------

 +   Floating rate represents USD-3 Months LIBOR.




                        See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2008 (unaudited)


Assets:
Investments in securities, at value
  (cost $151,526,180)..........................................  $147,206,942
Investment in affiliate, at value
  (cost $7,763,030)............................................     7,763,030
Unrealized appreciation on open swap contracts.................     7,490,973
Receivable for:
  Interest....................................................      2,030,550
  Premium paid on open swap contracts.........................        953,429
  Periodic interest on open swap contracts....................        847,198
  Dividends from affiliate....................................         17,675
Prepaid expenses and other assets..............................        18,870
                                                                 ------------
  Total Assets................................................    166,328,667
                                                                 ------------
Liabilities:
Unrealized depreciation on open swap contracts.................     2,103,389
Payable for:
  Swap contract collateral due to brokers.....................      7,777,000
  Investments purchased.......................................      1,324,571
  Periodic interest on open swap contracts....................        288,408
  Investment advisory fee.....................................         54,267
  Capital stock repurchased...................................         51,042
  Variation margin............................................         34,134
  Administration fee..........................................         10,544
  Transfer agent fee..........................................          2,878
Accrued expenses and other payables............................       124,172
                                                                 ------------
  Total Liabilities...........................................     11,770,405
                                                                 ------------
  Net Assets..................................................   $154,558,262
                                                                 ============
Composition of Net Assets:
Paid-in-capital................................................  $175,735,142
Net unrealized depreciation....................................       (51,545)
Dividends in excess of net investment income...................    (1,349,884)
Accumulated net realized loss..................................   (19,775,451)
                                                                 ------------
  Net Assets..................................................   $154,558,262
                                                                 ============
Net Asset Value Per Share
9,286,867 shares outstanding (15,000,000 shares authorized of
$.01 par value)................................................        $16.64
                                                                       ======





                        See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended March 31, 2008 (unaudited)


Net Investment Income:
Income
Interest........................................................  $ 4,350,898
Dividends from affiliate........................................      141,521
                                                                  -----------
  Total Income.................................................     4,492,419
                                                                  -----------
Expenses
Investment advisory fee.........................................      334,703
Administration fee..............................................       63,753
Shareholder reports and notices.................................       39,028
Professional fees...............................................       29,944
Transfer agent fees and expenses................................       26,585
Custodian fees..................................................       17,873
Listing fees....................................................        9,990
Directors' fees and expenses....................................        4,306
Other...........................................................       13,278
                                                                  -----------
  Total Expenses...............................................       539,460
Less: rebate from Morgan Stanley affiliated cash sweep (note
  3)............................................................       (3,447)
                                                                  -----------
  Net Expenses.................................................       536,013
                                                                  -----------
  Net Investment Income........................................     3,956,406
                                                                  -----------
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments.....................................................      556,969
Futures contracts...............................................   (2,315,217)
Swap contracts..................................................      365,735
Foreign exchange transactions...................................          275
                                                                  -----------
  Net Realized Loss............................................    (1,392,238)
                                                                  -----------
Change in Unrealized Appreciation/Depreciation on:
Investments.....................................................   (4,431,319)
Futures contracts...............................................   (1,207,631)
Swap contracts..................................................    4,413,240
Translation of other assets and liabilities denominated in
  foreign currencies............................................          248
                                                                  -----------
  Net Change in Unrealized Appreciation/Depreciation...........    (1,225,462)
                                                                  -----------
  Net Loss.....................................................    (2,617,700)
                                                                  -----------
Net Increase....................................................  $ 1,338,706
                                                                  ===========





                        See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                      FOR THE SIX       FOR THE YEAR
                                                     MONTHS ENDED           ENDED
                                                    MARCH 31, 2008   SEPTEMBER 30, 2007
                                                    --------------   ------------------
                                                      (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.............................   $  3,956,406       $  7,900,901
Net realized loss.................................     (1,392,238)        (1,904,317)
Net change in unrealized
  appreciation/depreciation.......................     (1,225,462)           654,326
                                                     ------------       ------------
  Net Increase...................................       1,338,706          6,650,910
                                                     ------------       ------------
Dividends to shareholders from net investment
  income..........................................     (4,361,048)        (8,933,990)
Decrease from capital stock transactions..........     (1,889,044)        (5,109,765)
                                                     ------------       ------------
  Net Decrease...................................      (6,250,092)        (7,392,845)
Net Assets:
Beginning of period...............................    159,469,648        166,862,493
                                                     ------------       ------------
End of Period
(Including dividends in excess of net investment
income of $1,349,884 and $945,242, respectively)..   $154,558,262       $159,469,648
                                                     ============       ============





                        See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Income Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's primary investment objective is to provide as high a level of current income for distribution to shareholders as is consistent with prudent investment risk and, as a secondary objective, capital appreciation. The Fund commenced operations on April 6, 1973.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers. (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 (UNAUDITED) continued


closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Credit Default Swaps -- A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. The Fund may purchase credit protection on the referenced obligation of the credit default swap ("Buy Contract"), or provide credit protection on the referenced obligation of the credit default swap ("Sale Contract"). A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy or a failure to pay outstanding obligations while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. If a credit event occurs, the seller pays to the buyer an agreed upon amount, which approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments. During the term of the swap agreement, the Fund receives or pays periodic fixed payments from or to the respective counterparty calculated at the agreed upon interest rate applied to the notional amount. These periodic payments are accrued daily and recorded as realized gains or losses in the Statement of Operations. In addition, upon termination of the swap contract, gains and losses are also realized. Any upfront payment received or paid by the Fund is recorded as assets/liabilities on the Fund's books. The Fund may pay or receive cash to collateralize credit default swap contracts. This cash collateral is recorded as assets/liabilities on the Fund's books. Any cash received may be invested in Morgan Stanley Institutional Liquidity Funds.

E. Interest Rate Swaps -- Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations. The Fund may pay or receive cash to collateralize interest rate swap contracts. This cash collateral is recorded as assets/liabilities on the Fund's books. Any cash received may be invested in Morgan Stanley Institutional Liquidity Funds.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, State of New York and City of New York. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on March 30, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 (UNAUDITED) continued


did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended March 31, 2008, remains subject to examination by taxing authorities.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business week: 0.42% to the portion of average weekly net assets not exceeding $500 million and 0.35% to the portion of average weekly net assets in excess of $500 million.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's weekly net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market
Portfolio -- Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class. For the six months ended March 31, 2008, advisory fees paid were reduced by $3,447 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $141,521 for the six months

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 (UNAUDITED) continued

ended March 31, 2008. During the six months ended March 31, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class aggregated $51,476,206 and $47,586,961, respectively.

The cost of purchases and proceeds from sales/prepayments/maturities of portfolio securities, excluding short-term investments, for the six months ended March 31, 2008 aggregated $46,226,289 and $48,378,505, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $12,573,246, and $30,243,470, respectively.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2008, included in Directors' fees and expenses in the Statement of Operations amounted to $3,009. At March 31, 2008, the Fund had an accrued pension liability of $61,880, which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Capital Stock
Transactions in capital stock were as follows:

                                                                              CAPITAL
                                                                              PAID IN
                                                               PAR VALUE     EXCESS OF
                                                     SHARES    OF SHARES     PAR VALUE
                                                   ---------   ---------   ------------
Balance, September 30, 2006......................  9,732,713    $97,325    $182,636,626
Treasury shares purchased and retired (weighted
  average discount 6.93%)++......................   (323,109)    (3,231)     (5,106,534)
                                                   ---------    -------    ------------
Balance, September 30, 2007......................  9,409,604     94,094     177,530,092
Treasury shares purchased and retired (weighted
  average discount 9.26%)++......................   (122,737)    (1,227)     (1,887,817)
                                                   ---------    -------    ------------
Balance, March 31, 2008..........................  9,286,867    $92,867    $175,642,275
                                                   =========    =======    ============




----------
  ++ The Directors have voted to retire the shares purchased.

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 (UNAUDITED) continued

5. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6. Dividends
On April 8, 2008, the Fund declared the following dividends from net investment income:

  AMOUNT         RECORD            PAYABLE
PER SHARE         DATE              DATE
---------    --------------    --------------
$0.077725    April 18, 2008    April 25, 2008
$0.077725     May 23, 2008      May 30, 2008
$0.077725     June 20, 2008     June 27, 2008


7. Purposes of and Risks Relating to Certain Financial Instruments
To hedge against adverse interest rate and market risks, the Fund may enter into interest rate futures contracts ("future contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into credit default swaps for hedging purposes, to add leverage to its portfolio or to gain exposure to a credit in which the Fund may otherwise invest. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Fund.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

The Fund may invest in mortgage securities. These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2008 (UNAUDITED) continued


mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

8. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2007, the Fund had a net capital loss carryforward of $14,948,457 of which $5,407,105 will expire on September 30, 2010 and $9,541,352 will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2007, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), book amortization of premiums on debt securities and mark-to-market of open futures contracts.

9. Accounting Pronouncements
On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, established a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Income Securities Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                 FOR THE SIX              FOR THE YEAR ENDED SEPTEMBER 30,
                                                MONTHS ENDED    ----------------------------------------------------
                                               MARCH 31, 2008     2007       2006       2005       2004       2003
                                               --------------   --------   --------   --------   --------   --------
                                                 (unaudited)

Selected Per Share Data:

Net asset value, beginning of period.........       $16.95        $17.14     $17.35     $17.59     $17.42     $16.13
                                                    ------        ------     ------     ------     ------     ------

Income (loss) from investment operations:
  Net investment income(1)..................          0.42          0.82       0.83       0.87       0.95       0.97
  Net realized and unrealized gain (loss)...         (0.28)        (0.12)     (0.16)     (0.18)      0.13       1.21
                                                    ------        ------     ------     ------      -----      -----

Total income from investment operations......         0.14          0.70       0.67       0.69       1.08       2.18
                                                     -----         -----      -----      -----      -----      -----

Less dividends from net investment income....        (0.47)        (0.93)     (0.95)     (0.98)     (0.96)     (0.93)
                                                    ------        ------     ------     ------     ------     ------

Anti-dilutive effect of acquiring treasury
shares(1)...................................          0.02          0.04       0.07       0.05       0.05       0.04
                                                     -----         -----      -----      -----      -----      -----

Net asset value, end of period...............       $16.64        $16.95     $17.14     $17.35     $17.59     $17.42
                                                    ======        ======     ======     ======     ======     ======

Market value, end of period..................       $14.81        $15.33     $16.07     $15.84     $16.04     $15.87
                                                    ======        ======     ======     ======     ======     ======

Total Return(2)..............................        (0.44)%(3)     1.14%      7.88%      4.92%      7.27%     10.61%

Ratios to Average Net Assets:
Total expenses...............................         0.67 %(4)(5)  0.69%(5)(6)0.68%(6)   0.68%      0.66%      0.67%

Net investment income........................         4.96 %(4)(5)  4.85%(5)(6)4.88%(6)   4.96%      5.43%      5.81%

Supplemental Data:
Net assets, end of period, in thousands......     $154,558      $159,470   $166,862   $177,341   $185,953   $190,302

Portfolio turnover rate......................           31 %(3)       46%        59%        58%        40%        56%



----------

(1) The per share amounts were computed using an average number of shares outstanding during the period.
(2) Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(3)  Not Annualized.
(4)  Annualized.
(5) Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market
     Portfolio - Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.
(6)  Before expense offset.




                        See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
REVISED INVESTMENT POLICY (UNAUDITED)

The Directors approved changes/clarifications in the investment policies discussed below.

Foreign Securities. The Fund may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. Securities of such foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Fund will limit its investments in non-U.S. dollar-denominated securities to 30% of the Fund's assets.


                        See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
SHAREHOLDER VOTING RESULTS (UNAUDITED)

On December 12, 2007, an annual meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all Shareholders:



                                                    ------------------------------------
                                                        FOR          WITHHELD       ABSTAIN
Frank L. Bowman...................................   7,116,218        501,694          0
Michael Bozic.....................................   7,103,457        514,455          0
Kathleen A. Dennis................................   7,114,263        503,649          0
James F. Higgins..................................   7,113,794        504,118          0
Manuel H. Johnson.................................   7,113,782        504,130          0
Joseph J. Kearns..................................   7,117,531        500,381          0
Michael F. Klein..................................   7,113,021        504,891          0
Michael E. Nugent.................................   7,109,466        508,446          0
W. Allen Reed.....................................   7,113,082        504,830          0
Fergus Reid.......................................   7,108,404        509,508          0




                        See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
MORGAN STANLEY ADVISOR CLOSED END FUNDS
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY (UNAUDITED)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor closed end funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

FOR EXAMPLE:
- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies."

                        See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
MORGAN STANLEY ADVISOR CLOSED END FUNDS
AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY (UNAUDITED) continued


  "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.


                        See Notes to Financial Statements

DIRECTORS

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT DIRECTORS

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.


(c) 2008 Morgan Stanley

[MORGAN STANLEY LOGO]


MORGAN STANLEY FUNDS

Morgan Stanley
Income Securities Inc.



Semiannual Report
March 31, 2008




ICBSAN
IU08-02911P-Y03/08

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

                                                                        (d) Maximum
                                                       (c) Total         Number (or
                                                       Number of        Approximate
                                                      Shares (or       Dollar Value)
                                                        Units)         of Shares (or
                     (a) Total                       Purchased as       Units) that
                     Number of                     Part of Publicly      May Yet Be
                    Shares (or     (b) Average         Announced         Purchased
                      Units)      Price Paid per       Plans or       Under the Plans
      Period         Purchased   Share (or Unit)       Programs         or Programs
      ------        ----------   ---------------   ----------------   ---------------
October 1, 2007-
October  31, 2007      26,800         15.464              N/A               N/A

November 1, 2007-
November 30, 2007      17,400        15.2721              N/A               N/A

December 1, 2007-
December 31, 2007      25,580        15.2442              N/A               N/A

January 1, 2008-
January 31, 2008       19,654         15.863              N/A               N/A

February 1, 2008-
February 29, 2008      18,902        15.4241              N/A               N/A

March 1, 2008 -
March 31, 2008         14,401        14.9076              N/A               N/A
                      -------        -------              ---               ---
Total                 122,737        15.3625              N/A               N/A
                      =======        =======              ===               ===

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's/Fund's principal executive officer and principal financial officer have concluded that the Trust's/Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust/Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Securities Inc.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2008